American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
April 30, 2025

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 52.2%
Focused Dynamic Growth Fund Investor Class(2)	562,143	34,830,390
Focused Large Cap Value Fund Investor Class	9,519,255	96,715,632
Growth Fund Investor Class	1,000,729	52,127,993
Heritage Fund Investor Class	2,486,980	56,081,410
Large Cap Equity Fund Investor Class	2,163,807	105,290,835
Mid Cap Value Fund Investor Class	3,875,846	59,106,645
Small Cap Growth Fund Investor Class	759,531	14,727,314
Small Cap Value Fund Investor Class	1,595,347	14,629,335
		433,509,554
International Equity Funds — 25.7%
Emerging Markets Fund Investor Class	4,327,735	48,773,571
Global Real Estate Fund Investor Class	1,981,577	25,760,495
International Growth Fund Investor Class	4,419,033	57,977,709
International Small-Mid Cap Fund Investor Class	2,262,533	22,263,327
International Value Fund Investor Class	2,986,982	29,362,037
Non-U.S. Intrinsic Value Fund Investor Class	3,186,020	29,438,822
		213,575,961
Domestic Fixed Income Funds — 17.2%
Core Plus Fund Investor Class	7,772,599	71,197,008
High Income Fund Investor Class	3,086,864	26,300,085
Inflation-Adjusted Bond Fund Investor Class	2,525,094	27,220,516
Short Duration Fund Investor Class	927,047	9,112,870
Short Duration Inflation Protection Bond Fund Investor Class	873,228	9,264,948
		143,095,427
International Fixed Income Funds — 4.9%
Emerging Markets Debt Fund Investor Class	1,538,920	13,742,560
Global Bond Fund Investor Class	3,066,172	26,706,360
		40,448,920
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $640,139,281)		830,629,862
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$830,629,862

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$42,687	—	$4,748	$(3,109)	$34,830	562	$6,158	—
Focused Large Cap Value Fund	104,080	$9,130	10,004	(6,490)	96,716	9,519	1,132	$8,273
Growth Fund	63,483	3,465	6,869	(7,951)	52,128	1,001	4,322	3,465
Heritage Fund	61,895	8,202	7,430	(6,586)	56,081	2,487	4,178	7,992
Large Cap Equity(4)	119,474	9,206	9,444	(13,945)	105,291	2,164	3,483	7,104
Mid Cap Value Fund	62,133	4,727	2,200	(5,553)	59,107	3,876	428	4,609
Small Cap Growth Fund	19,879	18	4,080	(1,090)	14,727	760	271	18
Small Cap Value Fund	19,980	1,055	2,537	(3,869)	14,629	1,595	576	1,040
Emerging Markets Fund	52,696	10,416	14,985	647	48,774	4,328	213	343
Global Real Estate Fund	13,888	12,770	—	(898)	25,760	1,982	—	537
International Growth Fund	60,536	3,097	6,259	604	57,978	4,419	385	307
International Small-Mid Cap Fund	25,097	339	2,682	(491)	22,263	2,263	(429)	339
International Value Fund	31,290	4,367	8,300	2,005	29,362	2,987	525	1,255
Non-U.S. Intrinsic Value Fund	31,580	3,174	3,948	(1,367)	29,439	3,186	(387)	3,174
Core Plus Fund	66,809	14,099	10,718	1,007	71,197	7,773	(1,973)	2,592
High Income Fund	27,040	1,463	2,129	(74)	26,300	3,087	(223)	1,312
Inflation-Adjusted Bond Fund	26,980	491	812	562	27,221	2,525	(137)	491
Short Duration Fund	22,318	485	14,282	592	9,113	927	(525)	485
Short Duration Inflation Protection Bond Fund	8,948	200	155	272	9,265	873	—	200
Emerging Markets Debt Fund	13,551	384	350	158	13,743	1,539	(54)	384
Global Bond Fund	26,751	662	890	183	26,706	3,066	(150)	662
	$901,095	$87,750	$112,822	$(45,393)	$830,630	60,919	$17,793	$44,582
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.